Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Qualcomm Incorporated
Results of Arbitrations and Legal Proceedings [Line Items]
Proceeds from Legal Settlements		$ 940
Gain (Loss) Related to Litigation Settlement		962
Litigation Settlement, Amount Awarded from Other Party		815
Litigation Settlement Interest		(139)
Payments for Legal Settlements		22
Legal Recoveries		8
Nokia Corporation [Member]
Results of Arbitrations and Legal Proceedings [Line Items]
Litigation original amount awarded to other party before correction		137
Litigation Settlement, Amount Awarded to Other Party		132
Litigation Settlement Interest		16
Payments for Legal Settlements		148
Panasonic Corporation [Member]
Results of Arbitrations and Legal Proceedings [Line Items]
Litigation Settlement, Amount Awarded from Other Party		12
Litigation Settlement, Expense		3
GTC Lawsuit [Member]
Results of Arbitrations and Legal Proceedings [Line Items]
Legal Recoveries	$ 2
Legal Fees		$ 10